Loss on Extinguishment of Accounts Payable and Due to Former Officers	12 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
LOSS ON EXTINGUISHMENT OF ACCOUNTS PAYABLE AND DUE TO FORMER OFFICERS

12. LOSS ON EXTINGUISHMENT OF ACCOUNTS PAYABLE AND DUE TO FORMER OFFICERS

On September 10, 2012, the Company entered into a debt settlement agreement to settle amounts due to the attorney of $67,992 by paying a total of $45,000 cash payments. As a result, the Company recorded a gain on extinguishment of debt of $22,992.

On September 12, 2012, the Company entered issued 10,625 and 2,750 shares in common stock value at $857,500 ($64.00 per share) to settle amounts due to the former CEO and former COO of the Company of $475,588 and $112,184, respectively per debt settlement agreements. As a result the Company recorded a loss on extinguishment of debt of $269,758.

On September 12, 2012, the Company issued 16,908 shares in common stock valued at $1,042,620 ($61.60 per share) to settle accounts payable of $182,750 per debt settlement agreements. As a result, the Company record a loss on extinguishment of debt of $859,870.

During the year ended June 30, 2013, the Company settled a total of $587,742 due to former officers and $250,742 with 30,283 shares of common stock valued at $1,900,120 and cash payment of $45,000. The Company recorded a loss on extinguishment of accounts payable and due to former officers of $1,106,636 during the year ended June 30, 2013.